Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

As described in greater detail in “Executive Compensation – Compensation Discussion and Analysis,” our executive compensation program reflects a variable pay-for-performance philosophy. The following table and related disclosures provide further “pay versus performance” disclosure with respect to our chief executive officer, also referred to as our principal executive officer (PEO), and our other named executive officers (NEOs), as contemplated by Item 402(v) of Regulation S-K.

Year	Summary Compensation Table Total to PEO[1]	Compensation Actually Paid to PEO[2]	Average Summary Compensation Table Total For Non-PEO NEOs[3]	Average Compensation Actually Paid to Non-PEO NEOs[4]	Value of Initial Fixed $100 Investment Based On:		Net Income (millions)[7]	Year-Over-Year CV Bookings Growth[8]

					Company TSR[5]	Peer Group TSR[6]
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$992,630	$992,630	$978,306	$449,918	$86	$126	$21.8	0.8%
2021	$1,552,268	$1,552,268	$1,134,598	$1,324,876	$141	$162	$24.8	16.0%
2020	$681,843	$681,843	$860,550	$873,033	$100	$128	$10.0	-3.5%

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Colony (our Chief Executive Officer or PEO) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation –Summary Compensation Table.”
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Colony, as computed in accordance with Item 402(v) of Regulation S-K. Because Mr. Colony did not receive or hold any equity awards during the years reflected in the table and we do not maintain a pension in which Mr. Colony participates, no additions or deductions from Summary Compensation Table (SCT) total compensation for our PEO are needed to determine the amount of “compensation actually paid” in accordance with Item 402(v) of Regulation S-K.
(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Colony, who has served as our CEO in each of the covered years) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Colony) included for purposes of calculating the average amounts in each applicable year are as follow: (i) for 2022, L. Christian Finn, Kelley Hippler, Carrie Johnson, Sharyn Leaver, and Sarah Le Roy; (ii) for 2021, Scott Chouinard, Ryan Darrah, Michael Doyle, L. Christian Finn, Kelley Hippler, and Carrie Johnson; and (iii) for 2020, Michael Doyle, Kelley Hippler, Carrie Johnson, and Steve Peltzman.
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” (CAP) to the NEOs as a group (excluding Mr. Colony), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Colony) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average compensation for the NEOs as a group (excluding Mr. Colony) for each year to determine the compensation actually paid:

Average Non-PEO NEOs SCT Total to CAP Reconciliation:
Year	Salary	Bonus and Non-Equity Incentive Compensation	Other Compensation	SCT Total	Reported Value of Equity Awards	Equity Award Adjustments	CAP

			(i)		(ii)	(iii)
2022	$355,306	$149,711	$8,317	$978,306	$(464,972)	$(63,417)	$449,918
2021	$290,528	$376,641	$104,942	$1,134,598	$(362,487)	$552,765	$1,324,876
2020	$369,916	$141,109	$12,038	$860,550	$(337,488)	$349,971	$873,033

(i)
Reflects "all other compensation" reported in the SCT for each year shown.
(ii)
Represents the grant date fair value of equity-based awards granted each year as reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. Because we do not maintain a pension in which any NEO participates, no adjustments from the SCT total related to pension value are needed to calculate “compensation actually paid” in accordance with Item 402(v) of Regulation S-K.
(iii)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Average Non-PEO NEOs Equity Award Adjustments:
	2020 Average	2021 Average	2022 Average

Plus: Fair Value for Stock Awards Granted in the Covered Year that are Unvested at End of Year	$392,907	$450,772	$257,486
Change in Fair Value of Outstanding Unvested Stock Awards from Prior Year	$2,451	$121,557	$(152,787)
Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year	$(45,387)	$27,727	$(71,058)
Less: Fair Value of Stock Awards Forfeited during the Covered Year	-	$(47,291)	$(97,057)
Total Adjustment	$349,971	$552,765	$(63,417)

(5)
Company TSR is calculated to show the cumulative stockholder return on our common stock during the covered period. We did not pay any dividends in the covered years.
(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P Small Cap 600 Information Technology.
(7)
The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable year.
(8)
Year-over-year CV bookings growth is the percentage increase in bookings of our CV products with respect to a given covered year compared to the prior covered year.

Financial Performance Measures

As described in greater detail in “Executive Compensation – Compensation Discussion and Analysis,” our executive compensation program reflects a variable pay-for-performance philosophy. The most important financial performance measures we used to link executive compensation actually paid to our NEOs, for the most recently completed fiscal year, to our performance are as follows:

•
CV Bookings
•
Modified Operating Income
•
Year-Over-Year CV Bookings Growth

Analysis of the Information Presented in the Pay versus Performance Table

While we utilize several performance measures to align executive compensation with our performance, all of these measures are not presented in the above Pay versus Performance Table. Moreover, we generally seek to incentivize long-term performance, and therefore do not specifically align our performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay versus Performance

Table.

Company Selected Measure Name	Year-Over-Year CV Bookings Growth
Named Executive Officers, Footnote [Text Block]
(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Colony (our Chief Executive Officer or PEO) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation –Summary Compensation Table.”

PEO Total Compensation Amount	$ 992,630	$ 1,552,268	$ 681,843
PEO Actually Paid Compensation Amount	$ 992,630	1,552,268	681,843
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Colony, as computed in accordance with Item 402(v) of Regulation S-K. Because Mr. Colony did not receive or hold any equity awards during the years reflected in the table and we do not maintain a pension in which Mr. Colony participates, no additions or deductions from Summary Compensation Table (SCT) total compensation for our PEO are needed to determine the amount of “compensation actually paid” in accordance with Item 402(v) of Regulation S-K.

Non-PEO NEO Average Total Compensation Amount	$ 978,306	1,134,598	860,550
Non-PEO NEO Average Compensation Actually Paid Amount	$ 449,918	1,324,876	873,033
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” (CAP) to the NEOs as a group (excluding Mr. Colony), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Colony) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average compensation for the NEOs as a group (excluding Mr. Colony) for each year to determine the compensation actually paid:

Average Non-PEO NEOs SCT Total to CAP Reconciliation:
Year	Salary	Bonus and Non-Equity Incentive Compensation	Other Compensation	SCT Total	Reported Value of Equity Awards	Equity Award Adjustments	CAP

			(i)		(ii)	(iii)
2022	$355,306	$149,711	$8,317	$978,306	$(464,972)	$(63,417)	$449,918
2021	$290,528	$376,641	$104,942	$1,134,598	$(362,487)	$552,765	$1,324,876
2020	$369,916	$141,109	$12,038	$860,550	$(337,488)	$349,971	$873,033
(i)
Reflects "all other compensation" reported in the SCT for each year shown.
(ii)
Represents the grant date fair value of equity-based awards granted each year as reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. Because we do not maintain a pension in which any NEO participates, no adjustments from the SCT total related to pension value are needed to calculate “compensation actually paid” in accordance with Item 402(v) of Regulation S-K.
(iii)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Average Non-PEO NEOs Equity Award Adjustments:
	2020 Average	2021 Average	2022 Average

Plus: Fair Value for Stock Awards Granted in the Covered Year that are Unvested at End of Year	$392,907	$450,772	$257,486
Change in Fair Value of Outstanding Unvested Stock Awards from Prior Year	$2,451	$121,557	$(152,787)
Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year	$(45,387)	$27,727	$(71,058)
Less: Fair Value of Stock Awards Forfeited during the Covered Year	-	$(47,291)	$(97,057)
Total Adjustment	$349,971	$552,765	$(63,417)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

As shown in the chart below, the PEO and other NEOs’ CAP amounts are aligned with the Company’s TSR. This is due primarily to the Company’s use of equity incentives, which are tied directly to stock price in addition to the company’s financial performance.

Compensation Actually Paid vs. Net Income [Text Block]

As shown in the chart below, while the variations in the Company’s net income and the PEO and other NEOs’ CAP have been directionally consistent each year, the decrease in the CAP amounts was proportionately greater than the decrease in net income in 2022. This is due in large part to the significant emphasis the Company places on equity incentives, which are sensitive to changes in stock price. In addition, the Company does not use net income to determine compensation levels or incentive plan payouts.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

The chart below compares the PEO and other NEOs’ CAP to our CSM, year-over-year CV bookings growth, which indicates there is a very strong relationship between this CSM and CAP.

The Company's amount of CV bookings is one of the two metrics used in determining the level of payout under our Executive Cash Incentive Plan, with the target level of CV bookings being derived from the targeted year-over-year CV bookings growth percentage reflected in the annual operating plan approved by the Board of Directors. In addition, we believe there is a strong correlation between our CV bookings growth and our stock price, which in turn leads to fluctuations in the CAP to our non-PEO NEOs, who receive equity incentives as part of their compensation.

Total Shareholder Return Vs Peer Group [Text Block]

As shown in the chart below, the Company's 3-year cumulative TSR is less than the companies included in our industry index, the S&P Small Cap 600 Information Technology Index. For more information regarding the Company’s performance and the companies that the Compensation Committee considers when determining compensation, refer to “Executive Compensation – Compensation Discussion and Analysis.”

Tabular List [Table Text Block]

As described in greater detail in “Executive Compensation – Compensation Discussion and Analysis,” our executive compensation program reflects a variable pay-for-performance philosophy. The most important financial performance measures we used to link executive compensation actually paid to our NEOs, for the most recently completed fiscal year, to our performance are as follows:

•
CV Bookings
•
Modified Operating Income
•
Year-Over-Year CV Bookings Growth

Total Shareholder Return Amount	$ 86	141	100
Peer Group Total Shareholder Return Amount	126	162	128
Net Income (Loss)	$ 21,800,000	$ 24,800,000	$ 10,000,000.0
Company Selected Measure Amount	0.008	0.160	(0.035)
PEO Name	Mr. Colony
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	CV Bookings
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Modified Operating Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Year-Over-Year CV Bookings Growth
Plus: Fair Value for Stock Awards Granted in the Covered Year that are Unvested at End of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 257,486	$ 450,772	$ 392,907
Change in Fair Value of Outstanding Unvested Stock Awards from Prior Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(152,787)	121,557	2,451
Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(71,058)	27,727	(45,387)
Less: Fair Value of Stock Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(97,057)	(47,291)	0
Salary [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	355,306	290,528	369,916
Bonus and Non-Equity Incentive Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	149,711	376,641	141,109
Other Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,317	104,942	12,038
Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(464,972)	(362,487)	(337,488)
Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (63,417)	$ 552,765	$ 349,971